Note 5 - Accounts and Grants Receivable (Tables)	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	June 30 , 201 9	December 31, 20 1 8
Trade receivable	$939,433	$913,458
Grants receivable	110,000	-
	$1,049,433	$913,458